Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income were as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Current tax provision	246,804	39,615	92,869
Deferred tax benefit	(18,120)	(31,223)	(25,129)
Income tax expense	228,684	8,392	67,740

Schedule of Effective Tax Rate

The following table reconciles the statutory rates to the Company’s effective tax rate in the PRC:

	For the years ended December 31,
	2025	2024	2023
PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax rates	(10)%	(10)%	(10)%
Effect of additional deduction allowed for tax purposes	(6)%	(15)%	(8)%
Effect of non-deductible expense and others	2%	-	-
Effective tax rate	11%	-	7%

Schedule of Deferred Assets

The tax effects of temporary differences that give rise to the deferred assets and liabilities were as follows:

	As of December 31,
	2025	2024
	US$	US$
Deferred Tax Assets
Depreciation and amortization	9,519	28,948
Allowance for CECL	33,194	6,971
Inventory reserve	5,068	4,854
Net operating losses	10,085	-
Less: valuation allowance	(10,085)	-
Deferred tax assets, net	47,781	40,773